Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 2,802,970	$ 6,010,075	$ 185,881
Receivables, net	84,709	52,838	24,995
Inventory, net	7,977,277	7,375,621	7,547,974
Contingent financing asset	21,680,000
Prepaid and other current assets	5,618,900	513,670	124,886
Total current assets	38,163,856	13,952,204	7,883,736
Property and equipment, net	252,153	376,667	577,269
Goodwill	5,076,791	4,797,078	4,576,572
Intangible assets, net	757,697	628,477	1,064,612
Right-of-use assets	204,915	545,411	1,338,620
Investments	452,642	451,874	625,940
Security deposits	87,171	85,595	96,287
TOTAL ASSETS	44,995,225	20,837,306	16,163,036
Current liabilities
Revolving line of credit	12,700,000	9,000,000	14,000,000
Accounts payable	1,638,738	1,077,898	4,403,471
Accrued expenses	6,249,523	4,741,495	4,385,398
Investor deposits		2,048,776
Deferred payables, current	204,445
Operating lease liabilities, current	211,345	445,850	861,033
Total current liabilities	21,004,051	32,185,012	45,912,320
Convertible note payable, net	45,648
Convertible note option liability	293,866
Warrant liabilities	1,261,492
Contingent earn-out share liability (Note 4)	28,850,000
Deferred payables	1,545,278
Operating lease liabilities		119,424	548,439
TOTAL LIABILITIES	53,000,335	32,304,436	46,460,759
Stockholders’ Equity (Deficit)
Preferred stock, value
Common stock, value	3,568	72	72
Additional paid-in capital	210,665,277	159,476,012	123,779,186
Accumulated deficit	(216,903,369)	(170,282,750)	(154,644,161)
Accumulated other comprehensive income (loss)	(1,770,586)	(661,354)	772,034
Equity attributable to Veea, Inc.		(11,467,130)	(30,092,159)
Noncontrolling interest			(205,564)
TOTAL STOCKHOLDERS’ DEFICIT	(8,005,110)	(11,467,130)	(30,297,723)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	44,995,225	20,837,306	16,163,036
Related Party
Current liabilities
Related party notes, net of discount		12,598,000	10,350,000
Convertible promissory note – related party			9,069,516
Accrued interest, related party		2,272,993	2,842,902
Operating lease liabilities, current		88,433
Operating lease liabilities
Previously Reported
Current Assets
Cash		6,010,075
Receivables, net		52,838
Inventory, net		7,375,621
Contingent financing asset
Prepaid and other current assets		513,670
Total current assets		13,952,204
Property and equipment, net		376,667	577,269
Goodwill		4,797,078
Intangible assets, net		628,477
Right-of-use assets		545,411
Investments		451,874
Security deposits		85,595
TOTAL ASSETS		20,837,306
Current liabilities
Revolving line of credit		9,000,000
Accounts payable		1,077,898
Accrued expenses		4,741,495
Investor deposits		2,048,776
Deferred payables, current
Operating lease liabilities, current		445,850
Total current liabilities		32,185,012
Convertible note payable, net
Convertible note option liability
Warrant liabilities
Contingent earn-out share liability (Note 4)
Deferred payables
Operating lease liabilities		119,424
TOTAL LIABILITIES		32,304,436
Stockholders’ Equity (Deficit)
Preferred stock, value
Common stock, value		1,964
Additional paid-in capital		159,475,010
Accumulated deficit		(170,282,750)
Accumulated other comprehensive income (loss)		(661,354)
TOTAL STOCKHOLDERS’ DEFICIT		(11,467,130)	(30,297,723)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		20,837,306
Previously Reported | Related Party
Current liabilities
Related party notes, net of discount		12,598,000
Accrued interest, related party		2,272,993
PLUM ACQUISITION CORP. I
Current Assets
Cash		94,703	86,401
Prepaid expenses		50,853	43,631
Total current assets		145,556	130,032
Investments held in Trust Account		35,555,976	323,911,642
TOTAL ASSETS		35,701,532	324,041,674
Current liabilities
Accounts payable and accrued expenses		4,587,330	2,640,756
Subscription liability		1,567,406
Total current liabilities		7,736,027	3,875,756
Warrant liabilities		1,643,271	379,217
Deferred underwriting commissions liabilities			11,172,572
TOTAL LIABILITIES		9,379,298	15,427,545
COMMITMENTS AND CONTINGENCIES (NOTE 8)
Class A ordinary shares subject to possible redemption, 3,255,593 and 31,921,634 shares at $10.92 and $10.15 redemption value as of December 31, 2023 and 2022, respectively		35,555,976	323,911,642
Stockholders’ Equity (Deficit)
Preferred stock, value
Additional paid-in capital		6,098,498
Accumulated deficit		(15,333,039)	(15,298,312)
TOTAL STOCKHOLDERS’ DEFICIT		(9,233,742)	(15,297,513)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		35,701,532	324,041,674
PLUM ACQUISITION CORP. I | Related Party
Current liabilities
Due to related party		331,291	235,000
Convertible promissory note – related party		1,000,000	1,000,000
Promissory Note – related party		250,000
Series A preferred stock
Stockholders’ Equity (Deficit)
Preferred stock, value		359	359
Series A-1 preferred stock
Stockholders’ Equity (Deficit)
Preferred stock, value		405	351
Series A-2 preferred stock
Stockholders’ Equity (Deficit)
Preferred stock, value		126
Class A Ordinary Shares | PLUM ACQUISITION CORP. I
Stockholders’ Equity (Deficit)
Common stock, value		799
Class B Ordinary Shares | PLUM ACQUISITION CORP. I
Stockholders’ Equity (Deficit)
Common stock, value			$ 799